CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUE:
Net Sales
Total revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation of $343,781, $18,433, $608,854 and $109,366, respectively)	420,031	104,433	762,854	267,866
Professional fees	3,335	12,765	14,362	55,155
Consulting fees (including stock-based compensation of $178,335, $11,442 and $351,184, $16,133, respectively)	163,350	13,458	360,904	49,400
Commitment fees		300,000		300,000
Travel	53,156	38,504	71,475	53,990
Occupancy	13,269	50,791	58,675	83,208
Other general and administrative	51,423	73,198	153,416	115,845
Total Costs and Expenses	704,564	593,149	1,421,686	925,464
OPERATING LOSS	(704,564)	(593,149)	(1,421,686)	(925,464)
Interest expense	(8,757)	(14,060)	(22,811)	(27,387)
NET LOSS	(713,321)	(607,209)	(1,444,497)	(952,851)
Add net loss attributable to noncontrolling interests in Omagine LLC	7,880		20,639
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (705,441)	$ (607,209)	$ (1,423,858)	$ (952,851)
LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.05)	$ (0.05)	$ (0.10)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED (in shares)	14,347,255	12,571,175	13,820,312	12,407,690